INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 – INTANGIBLE ASSETS

Intangible assets consist of the following:

	December 31, 2014	December 31, 2013
Capitalized Software Development Costs	$1,781,053	$1,631,921
Less: Accumulated amortization	(986,502)	(647,247)
Net capitalized development costs	$794,551	$984,674

During the year ended December 31, 2013, the Company issued 1,000,000 shares of its common stock valued at $150,000 to acquire certain software technology.  The shares were valued based upon the volume weighted average price of the Company’s stock price for the thirty days prior to the closing of the transaction.  The Company recorded the fair value of the shares issued as an intangible asset with an estimated useful life of 5 years.

Amortization expense relating to the capitalized development costs was $339,255 and $294,290 for the years ended December 31, 2014 and 2013, respectively.

The estimated future amortization of intangible assets over the remaining weighted average useful life of approximately 4 years is as follows:

2015	$333,974
2016	242,323
2017	130,656
2018	69,694
Thereafter	17,904
Total	$794,551